NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investment

June 30, 2021 (unaudited)

Description	Shares	Market Value
-------------------------	---------------	---------------
Equities
Consumer 1.51%
Bed Bath & Beyond Inc.	1,000	33,290

Drug Manufacturer-other 2.55%
AbbVie Inc.	500	56,320

Generic Drug 0.97%
Viatris Inc	1,500	21,435

Semiconductor 9.63%
Silicon Motion Technology	2,000	128,200
Taiwan Semiconductor Manu	700	84,112
		---------------
		212,312

Electronic Equipment 1.24%
Plug Power Inc.	800	27,352

Energy 0.71%
Direxion Daily Energy Bull 2X Shares	550	15,538

Financial Service 5.45%
Direxion Daily Financial Bull 3X Shares	1,100	120,230

MID Cap 4.18%
Direxion Daily Mid Cap Bull 3X Shares	1,500	92,085

Small Cap 2.22%
Direxion Daily Small Cap Bull 3X	500	48,945

US Market 7.25%
Direxion Daily S&P500 Bull 3X Shares	1,500	159,870

IC Design 30.22%
Himax Technologies, Inc. ADR	40,000	666,400

Internet Services 0.93%
Baidu, Inc.	100	20,390

Exchange Traded Fund 6.53%
iShares MSCI EAFE Value ETF	200	10,352
iShares Russell Mid-Cap Value ETF	100	11,498
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	13,645
Vanguard Real Estate Index Fund ETF Shares	200	20,358
VictoryShares US Large Cap High Div Volatility Wtd	100	5,665
iShares MSCI China ETF	200	16,488
KraneShares CSI China Int	400	27,912
Vanguard Emerging Markets	700	38,017
		---------------
		61,518

MSCI-ETF 4.61%
Direxion Daily MSCI Brazil Bull 2X Shares	85	11,444
Direxion Daily MSCI Emerging Market Bull 3X Shares	200	21,464
Direxion Daily MSCI India Bull 2X Shares	500	25,725
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	42,940
		---------------
		183,990

Total Investments (Cost $868,881) 77.99%		$1,719,675

Other Assets less Liabilities 22.01%		$485,234
		---------------
Net Assets 100%		$2,204,909

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2021, the gross unrealized appreciation for all securities totaled $865,488 and the gross unrealized depreciation for all securities totaled $28,997 for a net unrealized appreciation of $836,490 for tax purposes.  The aggregate cost of securities including cash and money funds on June 30, 2021 was $1,354,115.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2021:

Level 1	1,719,675
Level 2	-
Level 3	-
Total	1,719,675